REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Tables)	12 Months Ended
Sep. 30, 2012
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Schedule of real estate acquired in settlement of loans

	2012	2011

Residential real estate	$2,798,934	$3,231,813
Commercial real estate	15,860,009	18,001,801
	18,658,943	21,233,614
Less allowance for losses	(4,706,775)	(2,515,800)
Total	$13,952,168	$18,717,814

Schedule of allowance for losses on real estate acquired in settlement of loans

	2012	2011	2010

Balance, beginning of year	$2,515,800	$1,651,100	$274,076
Provision charged to non-interest expense	3,175,919	2,118,500	2,181,900
Charge-offs	(984,944)	(1,253,800)	(804,876)
Balance, end of year	$4,706,775	$2,515,800	$1,651,100